Contract balances (Details) - Schedule of contract assets, accounts receivable, deferred revenue and financial liabilities from contracts with customers ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of contract assets, accounts receivable, deferred revenue and financial liabilities from contracts with customers [Abstract]
Accounts receivable		¥ 52,866		¥ 30,654
Less: Allowance for doubtful debts	[1]	(25,853)		(1,751)
Accounts receivable, net		27,013	$ 4,140	28,903
Contract assets		6,194		7,824
Deferred revenue		388,861		468,815
-current		341,934	52,404	408,287
-non-current		46,927	$ 7,192	60,528
Financial liabilities from contracts with customers		¥ 384,561		¥ 490,095

[1]	Changes in the allowance for doubtful accounts were as follows: